Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 11,143,502	$ 51,066,831
Restricted Cash	3,000,000	3,000,000
Accounts Receivable, Net	5,652,949	2,893,911
Prepaid Expenses and Other Current Assets	8,347,055	5,562,963
Inventory	12,057,570	6,596,302
Notes Receivable	1,255,843
Total Current Assets	41,456,919	69,120,007
Operating Lease Right-of-Use Assets, Net	10,847,642	3,077,730
Long Term Investments	4,246,192	7,196,359
Property, Plant and Equipment, Net	216,716,895	195,798,524
Intangible Assets, Net	48,651,835	5,629,833
Goodwill	21,808,566	4,918,823
Deferred Tax Asset	1,289,882
Other Assets	3,650,468	2,339,993
TOTAL ASSETS	348,668,399	288,081,269
Current Liabilities:
Accounts Payable and Accrued Liabilities	22,333,788	10,215,004
Income Taxes Payable	7,549,878	5,038,983
Contingent Shares and Earnout Liabilities	14,656,666	38,428,700
Shares Payable	8,588,915	2,756,830
Current Portion of Operating Lease Liabilities	1,077,971	269,154
Current Portion of Notes Payable	40,237	37,986
Total Current Liabilities	54,247,455	56,746,657
Operating Lease Liabilities, Net of Current Portion	9,859,232	2,865,480
Other Non-Current Liabilities	4,505,336	1,449,045
Deferred Tax Liabilities		1,330,815
Notes Payable, Net of Current Portion	62,618,711	44,817,436
TOTAL LIABILITIES	131,230,734	107,209,433
SHAREHOLDERS' EQUITY:
Additional Paid-In Capital	261,527,245	241,896,900
Accumulated Deficit	(96,362,182)	(60,827,290)
Total Shareholders' Equity Attributable to the Company	165,165,063	181,069,610
Non-Controlling Interest	(4,261,516)	(197,774)
TOTAL SHAREHOLDERS' EQUITY	217,437,665	180,871,836
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	348,668,399	$ 288,081,269
Series B Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	51,774,193
Series C Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	$ 4,759,925